EFFECT OF NEW ACCOUNTING STANDARDS	12 Months Ended
Jun. 29, 2016
Effect of New Accounting Standards [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
EFFECT OF NEW ACCOUNTING STANDARDS

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting (Topic 718). This update was issued as part of the FASB’s simplification initiative and affects all entities that issue share-based payment awards to their employees. The amendments in this update cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2016, which will require us to adopt these provisions in the first quarter of fiscal 2018. Early adoption is permitted for financial statements that have not been previously issued. This update will be applied either prospectively, retrospectively or using a cumulative effect transition method, depending on the area covered in this update. We have not yet determined the effect of this update on our ongoing financial reporting.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This update requires a lessee to recognize on the balance sheet a liability to make lease payments and a corresponding right-of-use asset. The update also requires additional disclosures about the amount, timing, and uncertainty of cash flows arising from leases. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2018, which will require us to adopt these provisions in the first quarter of fiscal 2020. Early adoption is permitted for financial statements that have not been previously issued. This update will be applied on a modified retrospective basis. We have not yet determined the effect of this update on our ongoing financial reporting.

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs. This update requires that debt issuance costs be presented in the balance sheet as a direct deduction from the associated debt liability. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2015, which will require us to adopt these provisions in the first quarter of fiscal 2017. Early adoption is permitted for financial statements that have not been previously issued. This update will be applied on a retrospective basis. The adoption of this update will not have a material impact on our consolidated financial statements. Our current balance of debt issuance costs was approximately $3.3 million at the end of fiscal 2016.

In April 2015, the FASB issued ASU 2015-05, Customer's Accounting for Fees Paid in a Cloud Computing Arrangement. This update provides guidance to customers about whether a cloud computing arrangement includes a software license and the related accounting treatment. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2015, which will require us to adopt these provisions in the first quarter of fiscal 2017.  Early adoption is permitted for financial statements that have not been previously issued. This update may be applied prospectively for all arrangements entered into or materially modified after the effective date or on a retrospective basis. We do not expect the adoption of this update to have a material impact on our consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The FASB has subsequently amended this update by issuing additional ASU's that provide clarification and further guidance around areas identified as potential implementation issues. These updates provide a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. These updates also require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In August 2015, the FASB issued ASU 2015-14 delaying the effective date of adoption. These updates are now effective for annual and interim periods for fiscal years beginning after December 15, 2017, which will require us to adopt these provisions in the first quarter of fiscal 2019. Early application in fiscal 2018 is permitted. These updates permit the use of either the retrospective or cumulative effect transition method. We do not believe the standard will impact our recognition of revenue from company-owned restaurants or our recognition of royalty fees from franchisees. We are continuing to evaluate the impact the adoption of this standard will have on the recognition of other less significant revenue transactions.